Operating lease assets (excluding land use rights) and lease liabilities - Maturities of undiscounted lease payments to be received (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Undiscounted payments to be received
2026	$ 3,667
2027	3,865
2028	3,881
2029	4,128
2030	4,073
Thereafter	27,983
Total undiscounted payments	$ 47,597